Financial Instruments (Details) - Schedule of information regarding the israeli CPI and significant exchange rates - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
1 US dollar [Member]
Financial Instruments (Details) - Schedule of information regarding the israeli CPI and significant exchange rates [Line Items]
Rate of change	(7.79%)	8.10%	(9.80%)
Reporting date spot rate	₪ 3.456	₪ 3.748	₪ 3.467
1 euro [Member]
Financial Instruments (Details) - Schedule of information regarding the israeli CPI and significant exchange rates [Line Items]
Rate of change	(9.62%)	3.32%	2.70%
Reporting date spot rate	₪ 3.878	₪ 4.291	₪ 4.153
Israeli CPI in Points [Member]
Financial Instruments (Details) - Schedule of information regarding the israeli CPI and significant exchange rates [Line Items]
Rate of change	0.70%	0.90%	0.40%
Reporting date spot rate	₪ 142.10	₪ 141.26	₪ 140.00